Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Jun. 04, 2024
Xtrackers Artificial Intelligence and Big Data ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Xtrackers Artificial Intelligence and Big Data ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Nasdaq Global Artificial Intelligence and Big DataTM Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses that you will pay when you buy, hold and sell shares. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries on the purchase and sale of shares of the fund, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br/>(expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund’s performance.Since the fund is newly offered, portfolio turnover information is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. It also does not include the transaction fees on purchases and redemptions of Creation Units (defined herein), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Nasdaq Global Artificial Intelligence and Big DataTM Index(“Underlying Index”). The Underlying Index is designed to track the performance of a selection of companies from global developed and emerging markets engaged in the following themes and sub-themes, each as defined by Nasdaq, Inc. (“Nasdaq” or “Index Provider”):Theme: Artificial IntelligenceSub-themes:◾Deep learning: companies involved in deep learning leverage artificial neural networks to simulate human decision-making and learning abilities◾Image recognition: companies involved in image recognition develop technologies that identify logos, places, people, objects and other variables in digital images◾Natural language processing (“NLP”): companies involved in natural language processing develop technologies to understand and respond to human-generated text inputs in a conversational manner◾Speech recognition & chatbots: companies involved in speech recognition develop technologies to analyze spoken words and translate them into text; companies involved in chatbots develop computer programs designed to simulate conversation with human users, generally to perform routine tasksTheme: Data Computing & ProcessingSub-themes:◾Big data: companies involved in big data develop technologies designed to collect, process and analyze large amounts of data in real-time◾Cloud computing: companies involved in cloud computing deliver on-demand, scalable computing services, including servers, storage, networking, applications and analytics over the internet (the “cloud”)◾Cybersecurity: companies involved in cybersecurity develop, sell and support applications designed to safeguard organizations and their computer networks, data and users from cyberattacksNasdaq identifies a proprietary theme and sub-theme classification used for determining exposure to innovative technologies by analyzing millions of approved patents filed across global patent offices on a rolling 1-year basis. This patent data is used to determine the extent to which a company has intellectual property and invests in research and development in each of the sub-themes. The themes and sub-themes represented in the Underlying Index are part of a broader set of themes and sub-themes developed by Nasdaq to classify companies engaged in so-called “disruptive technologies,” or those technologies with the potential to change the way consumers, businesses or entire industries operate, as represented in the Nasdaq Global Disruptive Technology BenchmarkTM Index (“Parent Index”).Underlying Index Construction MethodologyUnderlying Index – Security Eligibility Criteria. In order to be considered for inclusion in the Underlying Index, a security must first meet the following eligibility criteria: (i) be included in the Parent Index, (ii) be listed on one of a number of global exchanges as identified by Nasdaq, (iii) have a float-adjusted market capitalization of at least $500 million, and (iv) have a six-month average daily traded value of at least $2 million.From this initial universe, a security will be ineligible for inclusion if its issuer is identified by Sustainalytics, a global leader in sustainability research and analysis, as exhibiting any of the following Environmental, Social and Governance (“ESG”) characteristics:◾An ESG Risk Rating of 40 or higher.◾Non-compliance with the United Nations Global Compact (“UNGC”) principles and related international norms and standards, such as the Organization for Economic Cooperation and Development Guidelines and the United Nations Guiding Principles. The UNGC is a set of ten principles designed to measure whether a company operates in a manner that, at minimum, meets fundamental responsibilities in the areas of human rights, labor, environment and anti-corruption.◾Involvement (subject to ownership and/or revenue thresholds) in tobacco products, thermal coal, oil sands, controversial weapons, civilian firearms, small arms and military contracting, nuclear weapons, depleted uranium, adult entertainment or gambling.Securities of issuers without Sustainalytics coverage are ineligible for Underlying Index inclusion until they receive such coverage.Underlying Index – Constituent Selection and Weighting. Securities meeting all applicable Security Eligibility Criteria are considered for inclusion in the Index. Index constituents are selected according to the following steps.First, the Index Provider calculates two scores for all eligible securities, each based on its analysis of approved patents.◾The first score is based on the number of patents a company has filed for a particular sub-theme relative to all the other sub-themes for which it has also filed patents (the “Pure Score”); and◾The second score is measured by the number of patents the company has filed for a particular sub-theme relative to the total number of patents filed by all companies for the sub-theme (the “Contribution Score”).Once the Pure and Contribution Scores are assigned, securities are divided into comparison groups based on a cross-section of market cap segments (large, mid and small) and sub-theme. Securities which are scored below specified thresholds, as well as securities with foreign ownership limits of less than 20%, will be excluded from consideration.◾A third score is then calculated based on the number of sub-themes for which its issuing company has passed all of the eligibility criteria described above (the “Intensity Score”), with the score being higher for companies that have qualified in more sub-themes.Securities remaining for potential inclusion are then divided into two security pools, Primary Subsector securities and Wildcard securities. All securities belonging to the following Primary Industry Classification Benchmark (“ICB;” a product of FTSE International Limited that is used under license by Nasdaq) Subsectors are identified as Primary Subsector securities: (i) Electronic Equipment: Gauges and Meters, (ii) Consumer Services: Misc., (iii) Media Agencies, (iv) Telecommunications Services, (v) Computer Services, (vi) Consumer Digital Services, (vii) Software, (viii) Computer Hardware, (ix) Semiconductors, and (x) Telecommunications Equipment. All other securities are identified as Wildcard securities. From these pools up to 100 securities are selected for inclusion in the Underlying Index, with Wildcard securities being limited to no more than five percent (rounded down to the nearest integer) of the number of securities in the Primary Subsector security pool.From time to time, and depending on factors such as the market demand for technologies related to a particular sub- theme and corresponding changes in the number of patents relating to that sub-theme, the representation of the respective sub-themes in the Underlying Index will vary, and there is no assurance that all listed sub-themes will be represented at any given time. In addition, because inclusion in the Underlying Index is dependent primarily on a company’s Intensity Score (i.e., a measure of how many sub-themes a company has qualified for), it is possible that companies with larger market capitalizations (and therefore more capital to invest in research and development, including patent filings, across a broader product line) may be over-represented in the Underlying Index relative to those companies with smaller market capitalizations (and less capital to invest in research and development, and narrower product lines).The Underlying Index is a modified float-adjusted company market capitalization-weighted index. This means that anindex security’s’ weight is determined first by dividing its float-adjusted market capitalization (i.e., the security’s share price multiplied by the number of shares available for trading by the general public) by the total float-adjusted market capitalization of all index securities to arrive at an initial weight. Initial weights are then adjusted (modified), as necessary,so that no index security weight exceeds 4.5% at each semi-annual rebalancing.Underlying Index – Maintenance. The Underlying Index is reconstituted semi-annually in January and July using data as of the end of November and May, respectively. The Underlying Index rebalances semi-annually in conjunction with each reconstitution, using data as of the end of December and June, respectively. Index reconstitutions and rebalancings become effective at the market open on the trading day following the third Friday of January and July. At each reconstitution, securities are evaluated using the eligibility and selection criteria described above and are added to or removed from the Underlying Index as dictated by such criteria. At each rebalancing, each security’s weight is re-calculated as described above, including application of the stated maximum weight cap. During the periods between these reconstitutions and rebalancings the Underlying Index may include securities that no longer meet the eligibility and selection requirements (and exclude securities that do meet the requirements), and individual security weights may exceed the 4.5% limit due to market movements.The Fund’s Investment StrategyThe fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.The fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index. As of April 30, 2024, the Underlying Index consisted of 87 securities, with an average market capitalization of approximately $199.2 billion and a minimum market capitalization of approximately $690.7 million, from issuers in the following countries: United States, South Korea, Germany, Canada, Japan, Australia, India, Finland, China, Israel, United Kingdom and Taiwan. As of April 30, 2024, the Underlying Index was substantially comprised of securities of issuers from the United States. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of April 30, 2024, a significant percentage of the Underlying Index was comprised of issuers in the Information Technology sector. The information technology sector includes companies engaged in developing software and providing data processing and outsourced services, along with manufacturing and distributing communications equipment, computers and other electronic equipment and instruments. The fund’s exposure to particular countries and sectors may change over time to correspond to changes in the Underlying Index.Under normal circumstances, the Underlying Index is reconstituted and rebalanced semi-annually, effective at the market open on the trading day following the third Friday of January and July. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution and rebalancing schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions and rebalancings (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio.The Underlying Index is sponsored by Nasdaq, which is independent of the fund and the Advisor. The Index Provider develops the Underlying Index methodology and determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. For additional details regarding the Underlying Index, including announcements and changes to the Underlying Index methodology, please see Nasdaq’s website (the website does not form part of this prospectus). The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by Nasdaq, and Nasdaq bears no liability with respect to the fund or securities or any index on which the fund or securities are based.The fund is currently classified as “non-diversified” under the Investment Company Act of 1940, as amended, it may operate as or become classified as “diversified” over time.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to its Underlying Index and will not use such instruments for speculative purposes.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Main Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the fund has not yet commenced operations and therefore does not report its performance information. Once available, the fund’s performance information will be accessible on the fund’s website at Xtrackers.com (the website does not form a part of this prospectus) and will provide some indication of the risks of investing in the fund by showing changes in the fund’s performance and by showing how the fund’s returns compare with those of a broad measure of market performance. Past performance may not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	 Once available, the fund’s performance information will be accessible on the fund’s website at Xtrackers.com (the website does not form a part of this prospectus) and will provide some indication of the risks of investing in the fund by showing changes in the fund’s performance and by showing how the fund’s returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the fund has not yet commenced operations and therefore does not report its performance information.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Xtrackers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the fund, and the fund’s performance could trail that of other investments. The fund is subject to the main risks noted below, any of which may adversely affect the fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of this Prospectus entitled “Additional Information About Fund Strategies, Underlying Index Information and Risks” and in the Statement of Additional Information (“SAI”).
Xtrackers Artificial Intelligence and Big Data ETF | Risk Artificial Intelligence And Big Data Companies [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Artificial intelligence and big data companies risk.Companies involved in artificial intelligence and big data represented in the Underlying Index face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. These companies may have limited product lines, markets, financial resources or personnel. The products of artificial intelligence and big data companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Securities of artificial intelligence and big data companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Companies involved in artificial intelligence and big data are subject to risks of new technologies and competitive pressures and are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies' technology. Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Artificial intelligence and big data companies could face increasing regulatory scrutiny in the future, which may limit the development of some or all of these technologies and impede the growth of companies that develop and/or utilize those technologies. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Artificial intelligence and big data companies may face the risk of litigation, as well as regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. Additionally, these companies may be the target of cyber-attacks, which, if successful, could significantly or permanently damage a company's reputation, financial condition and ability to conduct business in the future. There is also the risk of trade agreements between countries that develop these technologies and countries in which customers of these technologies are based. Lack of resolution or potential imposition of trade tariffs may hinder on the companies' ability to successfully deploy their inventories. From time to time, and depending on factors such as the market demand for technologies related to a particular sub-theme and corresponding changes in the number of patents relating to that sub-theme, the representation of the respective sub-themes in the Underlying Index will vary, and there is no assurance that all listed sub-themes will be represented at any given time. In addition, because inclusion in the Underlying Index is dependent primarily on a company’s Intensity Score (i.e., a measure of how many sub-themes a company has qualified for), it is possible that companies with larger market capitalizations (and therefore more capital to invest in research and development, including patent filings, across a broader product line) may be over-represented in the Underlying Index relative to those companies with smaller market capitalizations (and less capital to invest in research and development, and narrower product lines). While the Underlying Index’s index construction methodology uses the number of patents filed as a measure of a company’s involvement in artificial intelligence and big data, the methodology does not seek to assess the value or merit of any particular patent. In addition, patents are not the sole method by which a company may be involved in, or stand to benefit from, gains in the areas of artificial intelligence and big data. Accordingly, the Underlying Index's methodology may not successfully identify those companies who will most benefit from or advance the applicable artificial intelligence and big data technologies.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Stock Market [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. High market volatility may also result from significant shifts in momentum of one or more specific stocks due to unusual increases or decreases in trading activity. Momentum can change quickly, and securities subject to shifts in momentum may be more volatile than the market as a whole and returns on such securities may drop precipitously. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Market Disruption [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market disruption risk. Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, extreme weather events, and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war, terrorism, economic uncertainty or financial crises, contagion, trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the fund's investments. The extent and duration of any military conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.Other market disruption events include pandemic spread of viruses, such as the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions. While COVID-19 is no longer considered to be a public health emergency, the fund and its investments may be adversely affected by lingering effects of this virus or future pandemic spread of viruses.In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies to engage in cyber-attacks or to take over the websites and/or social media accounts of companies, governmental entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the stock of a particular company, group of companies, industry or other class of assets.Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Large Sized Companies [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large-sized companies risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Medium Sized Company [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Small Company [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small-sized company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.
Xtrackers Artificial Intelligence and Big Data ETF | Risk ESG Investment Strategy [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG investment strategy risk. The Underlying Index’s ESG methodology, and thus the fund’s investment strategy, limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. The Underlying Index’s ESG methodology may result in the fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. The ESG scores used in the Underlying Index’s ESG methodology are based on information that is publicly available and/or provided by the companies themselves or by third parties and such information may be unavailable or unreliable. Additionally, investors may differ in their interpretations of what constitutes positive or negative ESG characteristics of a company. For those reasons, the index provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics. To the extent that circumstances change between the Underlying Index’s scheduled reconstitution dates, the Underlying Index may include, and the fund may hold for a period of time, securities of companies that do not align with the ESG criteria. The companies identified by the Index Provider as meeting the ESG criteria for the Underlying Index may not be the same companies selected by other index providers for other indices that use similar ESG criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund. For example, the SEC has proposed disclosure requirements applicable to funds that consider ESG factors. In addition, recent US state actions could prohibit certain state sponsored pension plans or investment funds from investing in certain funds that consider ESG factors.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Liquidity [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.Although the fund primarily seeks to redeem shares of the fund on an in-kind basis, if the fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the fund may suffer a loss or recognize a gain that may be distributed to shareholders as a taxable distribution. This may be magnified in circumstances where redemptions from the fund may be higher than normal.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Focus [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund’s performance. The fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the fund’s investments or fluctuations in the fund’s assets, and the fund is not required to reduce such exposures under these circumstances.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Information Technology Sector [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Information technology sector risk. To the extent that the fund invests significantly in the information technology sector, the fund will be sensitive to changes in, and the fund’s performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies are particularly vulnerable to government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also face competition for services of qualified personnel. Additionally, the products of information technology companies may face obsolescence due to rapid technological development and frequent new product introduction by competitors. Finally, information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Foreign Investment [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's foreign investments, prevent the fund from realizing the full value of its foreign investments or prevent the fund from selling foreign securities it holds. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets.Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. In addition, the fund may be limited in its ability to exercise its legal rights or enforce a counterparty's legal obligations in certain jurisdictions outside of the US. The foreign investments of the fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment at a price that approaches portfolio management’s estimate of its value. For the same reason, it may at times be difficult to value the fund’s foreign investments. In addition, because non-US markets may be open on days when the fund does not price its shares, the value of the foreign securities in the fund’s portfolio may change on days when shareholders will not be able to purchase or sell the fund’s shares.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Emerging Markets [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging market securities risk. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Passive Investing [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Passive investing risk. Unlike a fund that is actively managed, in which portfolio management buys and sells securities based on research and analysis, the fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Because the fund is designed to maintain a high level of exposure to the Underlying Index at all times, portfolio management generally will not buy or sell a security unless the security is added or removed, respectively, from the Underlying Index, and will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Index Related [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index-related risk. The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index as published by the Index Provider. There is no assurance that the Index Provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. The Index Provider may cease publication of the Underlying Index or may terminate the license agreement allowing the fund to use the Underlying Index, either of which could have a material adverse effect on the fund. Market disruptions could cause delays in the Underlying Index’s reconstitution and rebalancing schedule. During any such delay, it is possible that the Underlying Index and, in turn, the fund will deviate from the Underlying Index’s stated methodology and therefore experience returns different than those that would have been achieved under a normal reconstitution and rebalancing schedule. Generally, the Index Provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy or completeness of the Underlying Index or its related data, and does not guarantee that the Underlying Index will be in line with its stated methodology. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its stated methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders. The Advisor may have limited ability to detect such errors and neither the Advisor nor its affiliates provide any warranty or guarantee against such errors. Therefore, the gains, losses or costs associated with the Index Provider’s errors will generally be borne by the fund and its shareholders.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Tracking Error [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tracking error risk. The fund may be subject to tracking error, which is the divergence of the fund’s performance from that of the Underlying Index. The performance of the fund may diverge from that of the Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. The fund’s return also may diverge from the return of the Underlying Index because the fund bears the costs and risks associated with buying and selling securities (especially when reconstituting or rebalancing the fund’s securities holdings to reflect changes in the Underlying Index) while such costs and risks are not factored into the return of the Underlying Index. Transaction costs, including brokerage costs, will decrease the fund’s NAV to the extent not offset by the transaction fee payable by an “Authorized Participant” (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the fund’s ability to adjust its exposure in order to track the Underlying Index. Moreover, the use of a representative sampling investment approach (i.e., investing in a representative selection of securities included in the Underlying Index rather than all securities in the Underlying Index) may cause the fund’s return to not be as well correlated with the return of the Underlying Index as would be the case if the fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the fund may not be able to invest in certain securities included in the Underlying Index, or invest in them in the exact proportions in which they are represented in the Underlying Index, due to government imposed legal restrictions or limitations, a lack of liquidity in the markets in which such securities trade, potential adverse tax consequences or other reasons. To the extent the fund calculates its net asset value based on fair value prices and the value of the Underlying Index is based on market prices (i.e., the value of the Underlying Index is not based on fair value prices), the fund’s ability to track the Underlying Index may be adversely affected. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. For tax purposes, the fund may sell certain securities, and such sale may cause the fund to recognize a taxable gain or a loss and deviate from the performance of the Underlying Index. In light of the factors discussed above, the fund’s return may deviate significantly from the return of the Underlying Index.Tracking error risk may be higher for funds that track indices with significant weight in foreign issuers, and in particular emerging markets issuers, than funds that do not track such indices.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Market Price [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market price risk. Fund shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from the NAV during periods of market volatility. The Advisor cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units (defined below), the Advisor believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in fund shares, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of fund shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the shares’ NAV is likely to widen. If the markets for the fund’s portfolio securities experience decreased liquidity, the trading markets for the fund’s shares may also become less liquid with corresponding widening in the bid-ask spreads and differences between the market price and NAV of the fund’s shares. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the fund’s NAV. The fund’s investment results are measured based upon the daily NAV of the fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares directly with the fund.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Operational And Technology [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund’s service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Authorized Participant Concentration [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant concentration risk. The fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). Only APs who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as described in the section of this Prospectus entitled “Buying and Selling Shares”). If those APs exit the business or are unable to process creation and/or redemption orders, (including in situations where APs have limited or diminished access to capital required to post collateral) and no other AP is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market).
Xtrackers Artificial Intelligence and Big Data ETF | Risk New Fund [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	New fund risk. The fund is a new fund, with no operating history, which may result in additional risks for investors in the fund. There can be no assurance that the fund will grow to or maintain an economically viable size, in which case the fund's Board may determine to change the fund's investment objective or liquidate the fund. While shareholder interests will be the primary consideration, the fund's new investment objective may not match the interests and investing goals of individual shareholders, and the timing of any such change or liquidation may not be favorable to certain individual shareholders. New funds are also subject to the risk that one or more shareholders may hold a disproportionately large percentage of the fund's shares outstanding at any time, and the investment activities of any such shareholder could have a material impact on the fund.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Counterparty [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Geographic Focus [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geographic focus risk. Focusing investments in a single country or few countries, or regions, involves increased political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Derivatives [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives risk. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Risks associated with derivatives may include the risk that the derivative is not well correlated with the underlying asset, security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation, which risk may be heightened in derivative transactions entered into “over-the-counter” (i.e., not on an exchange or contract market); and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund’s exposure to the market and magnify potential losses.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Futures [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Futures risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return and the potential loss from futures can exceed the fund’s initial investment in such contracts.
Xtrackers Artificial Intelligence and Big Data ETF | Risk Securities Lending [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A delay in the recovery of loaned securities could interfere with the fund’s ability to vote proxies or settle transactions. Delayed settlement may limit the ability of the fund to reinvest the proceeds of a sale of securities or prevent the fund from selling securities at times that may be appropriate to track the Underlying Index. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.
Xtrackers Artificial Intelligence and Big Data ETF | Xtrackers Artificial Intelligence and Big Data ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	$ 113

[1]	Because the fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.